SEGMENT - Accounting policies (Details) - Tanker - Operating segments [member] - segment		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Number of operating segments	1	2
Number of geographical segment		1